Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000016818
Account Value [Line Items]
Accumulated Value		$ 9,725		$ 9,671		$ 9,566		$ 9,222		$ 9,309		$ 9,352		$ 9,404		$ 9,429		$ 9,481		$ 9,630		$ 9,609		$ 9,659			$ 9,719		$ 9,697		$ 9,702		$ 9,653		$ 9,757		$ 9,642		$ 9,593		$ 9,616		$ 9,566		$ 9,672		$ 9,676		$ 9,690		$ 9,703		$ 9,633		$ 9,554		$ 9,652		$ 9,770		$ 9,840		$ 9,892		$ 10,057		$ 10,100		$ 10,237		$ 10,270		$ 10,340		$ 10,524		$ 10,451		$ 10,445		$ 10,449		$ 10,472		$ 10,657		$ 10,816		$ 10,324		$ 10,104		$ 10,399		$ 10,549		$ 10,699		$ 10,662		$ 10,625		$ 10,608		$ 10,827		$ 10,938		$ 11,028		$ 10,842		$ 10,913		$ 11,034		$ 11,124		$ 11,176		$ 11,257		$ 11,209		$ 11,099		$ 11,090		$ 11,202		$ 11,213		$ 10,889		$ 10,819		$ 10,462		$ 10,126		$ 10,259	$ 9,974	$ 10,283	$ 10,006	$ 9,545	$ 9,423	$ 9,983	$ 9,954	$ 10,309	$ 10,031	$ 10,273	$ 10,276	$ 10,184	$ 10,292	$ 10,315	$ 10,171	$ 9,836	$ 9,659	$ 10,344	$ 10,667	$ 10,660	$ 10,676	$ 10,669	$ 10,522	$ 10,527	$ 10,737	$ 10,817	$ 10,908	$ 11,010	$ 10,840	$ 11,043	$ 10,852	$ 10,857	$ 10,963	$ 10,726	$ 10,633	$ 10,551	$ 10,602	$ 10,509	$ 10,583	$ 10,951	$ 11,083	$ 11,104	$ 11,090	$ 11,133	$ 11,348	$ 11,094	$ 11,252	$ 11,307	$ 11,443	$ 11,197	$ 11,125
C000016820
Account Value [Line Items]
Accumulated Value		10,000		9,939		9,815		9,465		9,548		9,577		9,625		9,645		9,701		9,838		9,820		9,856			9,919		9,882		9,881		9,824		9,924		9,801		9,745		9,762		9,715		9,816		9,814		9,822		9,829		9,752		9,666		9,759		9,872		9,936		9,983		10,134		10,170		10,312		10,338		10,402		10,572		10,492		10,479		10,486		10,502		10,682		10,834		10,335		10,098		10,387		10,540		10,683		10,630		10,596		10,572		10,785		10,878		10,971		10,770		10,833		10,956		11,029		11,073		11,157		11,101		10,986		10,969		11,073		11,077		10,750		10,675		10,317		9,979		10,104	9,817	10,114	9,836	9,376	9,250	9,795	9,760	10,102	9,824	10,054	10,051	9,955	10,055	10,071	9,922	9,590	9,411	10,072	10,380	10,366	10,375	10,361	10,213	10,210	10,407	10,488	10,559	10,651	10,479	10,679	10,478	10,477	10,573	10,338	10,242	10,156	10,199	10,114	10,169	10,515	10,635	10,648	10,628	10,663	10,863	10,613	10,757	10,803	10,926	10,684	10,609
C000016821
Account Value [Line Items]
Accumulated Value		10,000		9,947		9,832		9,489		9,580		9,617		9,673		9,701		9,765		9,912		9,902		9,946			10,019		9,989		9,997		9,948		10,057		9,941		9,892		9,918		9,878		9,989		9,996		10,012		10,028		9,958		9,878		9,981		10,105		10,180		10,236		10,408		10,445		10,599		10,635		10,710		10,893		10,820		10,816		10,832		10,858		11,053		11,219		10,712		10,475		10,784		10,952		11,109		11,063		11,038		11,022		11,252		11,359		11,466		11,265		11,340		11,479		11,565		11,621		11,719		11,671		11,559		11,541		11,670		11,685		11,349		11,279		10,909		10,561		10,702	10,407	10,731	10,434	9,965	9,840	10,427	10,399	10,772	10,484	10,739	10,733	10,650	10,765	10,792	10,632	10,295	10,112	10,831	11,172	11,167	11,186	11,181	11,019	11,037	11,248	11,346	11,433	11,554	11,378	11,593	11,384	11,391	11,516	11,270	11,162	11,090	11,146	11,050	11,132	11,508	11,662	11,686	11,674	11,722	11,939	11,685	11,854	11,902	12,060	11,791	11,730
C000223771
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value	$ 1,000,000		$ 1,009,450		$ 1,018,044		$ 1,001,039		$ 1,007,776		$ 1,020,086		$ 1,027,770		$ 1,032,727		$ 1,041,432		$ 1,036,230		$ 1,026,338		$ 1,025,660			$ 1,036,237		$ 1,038,428		$ 1,007,698		$ 1,002,398		$ 969,568		$ 937,666		$ 950,209		$ 923,967		$ 952,758		$ 927,334		$ 884,710		$ 873,561		$ 926,737		$ 923,281		$ 957,391		$ 930,795		$ 953,483		$ 953,911		$ 945,557		$ 955,792		$ 958,190		$ 944,909		$ 914,942		$ 897,696		$ 961,600		$ 992,920		$ 991,486		$ 993,127		$ 992,691		$ 979,293		$ 979,904		$ 999,706		$ 1,008,409		$ 1,016,110		$ 1,025,857		$ 1,010,180		$ 1,029,342		$ 1,011,680		$ 1,012,389		$ 1,023,492		$ 1,000,555		$ 992,068		$ 984,589		$ 989,602		$ 982,126		$ 988,287		$ 1,022,827		$ 1,035,447		$ 1,037,560		$ 1,036,474		$ 1,040,747		$ 1,061,099		$ 1,037,529		$ 1,052,529		$ 1,057,866		$ 1,070,795		$ 1,047,997		$ 1,041,448
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,950		9,846		9,479		9,590		9,653		9,720		9,741		9,812		9,968		9,932		10,012			10,088		10,037		10,062		10,008		10,112		9,993		9,963		10,000		9,964		10,079		10,087		10,112		10,138		10,072		10,010		10,121		10,242		10,319		10,375		10,539		10,578		10,724		10,764		10,850		11,022		10,933		10,953		10,980		11,014		11,212		11,356		10,944		10,807		11,151		11,242		11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476		11,547		11,644		11,679		11,711		11,808		11,764		11,680		11,645		11,745		11,764		11,442		11,401		11,031		10,726		10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,950		9,846		9,479		9,590		9,653		9,720		9,741		9,812		9,968		9,932		10,012			10,088		10,037		10,062		10,008		10,112		9,993		9,963		10,000		9,964		10,079		10,087		10,112		10,138		10,072		10,010		10,121		10,242		10,319		10,375		10,539		10,578		10,724		10,764		10,850		11,022		10,933		10,953		10,980		11,014		11,212		11,356		10,944		10,807		11,151		11,242		11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476		11,547		11,644		11,679		11,711		11,808		11,764		11,680		11,645		11,745		11,764		11,442		11,401		11,031		10,726		10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,950		9,846		9,479		9,590		9,653		9,720		9,741		9,812		9,968		9,932		10,012			10,088		10,037		10,062		10,008		10,112		9,993		9,963		10,000		9,964		10,079		10,087		10,112		10,138		10,072		10,010		10,121		10,242		10,319		10,375		10,539		10,578		10,724		10,764		10,850		11,022		10,933		10,953		10,980		11,014		11,212		11,356		10,944		10,807		11,151		11,242		11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476		11,547		11,644		11,679		11,711		11,808		11,764		11,680		11,645		11,745		11,764		11,442		11,401		11,031		10,726		10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,006,100		1,012,511		996,424		1,002,569		1,010,978		1,013,994		1,016,778		1,025,211		1,021,449		1,014,078		1,011,113			1,019,721		1,021,366		993,408		989,849		957,761		931,270		945,104		929,625		954,187		933,275		897,455		889,991		931,619		934,286		961,123		939,390		960,233		958,039		949,737		959,251		963,046		949,182		921,363		913,522		971,514		994,094		989,017		990,287		990,256		977,992		975,123		990,070		999,094		1,006,974		1,016,926		1,002,098		1,019,408		1,004,567		1,009,602		1,019,612		1,002,332		994,257		994,895		1,001,089		999,067		1,007,751		1,031,089		1,043,877		1,046,271		1,047,213		1,057,041		1,070,215		1,045,358		1,057,328		1,061,276		1,071,505		1,051,670		1,049,265
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,949		9,842		9,495		9,609		9,668		9,729		9,752		9,822		9,980		9,945		10,023			10,089		10,031		10,056		9,998		10,098		9,979		9,948		9,977		9,936		10,048		10,054		10,072		10,092		10,030		9,967		10,084		10,204		10,279		10,335		10,495		10,532		10,677		10,710		10,794		10,949		10,860		10,873		10,900		10,930		11,122		11,256		10,841		10,655		10,998		11,095		11,258		11,174		11,154		11,117		11,333		11,428		11,507		11,312		11,384		11,507		11,560		11,598		11,689		11,629		11,536		11,509		11,618		11,642		11,313		11,270		10,881		10,564		10,776	10,546	10,836	10,567	10,156	10,061	10,578	10,602	10,949	10,685	10,943	10,926	10,829	10,960	10,989	10,814	10,473	10,384	11,104	11,377	11,311	11,311	11,294	11,157	11,126	11,319	11,417	11,497	11,612	11,425	11,653	11,473	11,526	11,631	11,404	11,332	11,311	11,378	11,333	11,417	11,717	11,871	11,885	11,896	12,007	12,172	11,884	12,035	12,079	12,213	11,965	11,918
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,949		9,842		9,495		9,609		9,668		9,729		9,752		9,822		9,980		9,945		10,023			10,089		10,031		10,056		9,998		10,098		9,979		9,948		9,977		9,936		10,048		10,054		10,072		10,092		10,030		9,967		10,084		10,204		10,279		10,335		10,495		10,532		10,677		10,710		10,794		10,949		10,860		10,873		10,900		10,930		11,122		11,256		10,841		10,655		10,998		11,095		11,258		11,174		11,154		11,117		11,333		11,428		11,507		11,312		11,384		11,507		11,560		11,598		11,689		11,629		11,536		11,509		11,618		11,642		11,313		11,270		10,881		10,564		10,776	10,546	10,836	10,567	10,156	10,061	10,578	10,602	10,949	10,685	10,943	10,926	10,829	10,960	10,989	10,814	10,473	10,384	11,104	11,377	11,311	11,311	11,294	11,157	11,126	11,319	11,417	11,497	11,612	11,425	11,653	11,473	11,526	11,631	11,404	11,332	11,311	11,378	11,333	11,417	11,717	11,871	11,885	11,896	12,007	12,172	11,884	12,035	12,079	12,213	11,965	11,918
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,949		$ 9,842		$ 9,495		$ 9,609		$ 9,668		$ 9,729		$ 9,752		$ 9,822		$ 9,980		$ 9,945		$ 10,023			$ 10,089		$ 10,031		$ 10,056		$ 9,998		$ 10,098		$ 9,979		$ 9,948		$ 9,977		$ 9,936		$ 10,048		$ 10,054		$ 10,072		$ 10,092		$ 10,030		$ 9,967		$ 10,084		$ 10,204		$ 10,279		$ 10,335		$ 10,495		$ 10,532		$ 10,677		$ 10,710		$ 10,794		$ 10,949		$ 10,860		$ 10,873		$ 10,900		$ 10,930		$ 11,122		$ 11,256		$ 10,841		$ 10,655		$ 10,998		$ 11,095		$ 11,258		$ 11,174		$ 11,154		$ 11,117		$ 11,333		$ 11,428		$ 11,507		$ 11,312		$ 11,384		$ 11,507		$ 11,560		$ 11,598		$ 11,689		$ 11,629		$ 11,536		$ 11,509		$ 11,618		$ 11,642		$ 11,313		$ 11,270		$ 10,881		$ 10,564		$ 10,776	$ 10,546	$ 10,836	$ 10,567	$ 10,156	$ 10,061	$ 10,578	$ 10,602	$ 10,949	$ 10,685	$ 10,943	$ 10,926	$ 10,829	$ 10,960	$ 10,989	$ 10,814	$ 10,473	$ 10,384	$ 11,104	$ 11,377	$ 11,311	$ 11,311	$ 11,294	$ 11,157	$ 11,126	$ 11,319	$ 11,417	$ 11,497	$ 11,612	$ 11,425	$ 11,653	$ 11,473	$ 11,526	$ 11,631	$ 11,404	$ 11,332	$ 11,311	$ 11,378	$ 11,333	$ 11,417	$ 11,717	$ 11,871	$ 11,885	$ 11,896	$ 12,007	$ 12,172	$ 11,884	$ 12,035	$ 12,079	$ 12,213	$ 11,965	$ 11,918
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,007,937		$ 1,014,888		$ 997,718		$ 1,004,013		$ 1,014,843		$ 1,019,551		$ 1,022,904		$ 1,030,967		$ 1,025,634		$ 1,017,396		$ 1,015,015			$ 1,024,690		$ 1,026,764		$ 997,731		$ 993,969		$ 959,670		$ 931,725		$ 950,436		$ 930,130		$ 955,727		$ 931,945		$ 895,763		$ 887,365		$ 932,919		$ 935,022		$ 965,621		$ 942,361		$ 965,096		$ 963,624		$ 955,052		$ 966,674		$ 969,188		$ 953,724		$ 923,654		$ 915,809		$ 979,290		$ 1,003,427		$ 997,620		$ 997,597		$ 996,052		$ 984,013		$ 981,241		$ 998,301		$ 1,006,906		$ 1,014,012		$ 1,024,127		$ 1,007,653		$ 1,027,738		$ 1,011,835		$ 1,016,536		$ 1,025,793		$ 1,005,773		$ 999,469		$ 997,575		$ 1,003,490		$ 999,538		$ 1,006,944		$ 1,033,402		$ 1,047,007		$ 1,048,170		$ 1,049,217		$ 1,058,958		$ 1,073,482		$ 1,048,109		$ 1,061,454		$ 1,065,304		$ 1,077,158		$ 1,055,224		$ 1,051,114